Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other administrative expenses
Schedule of other administrative expenses

Skr mn	2022	2021	2020
Travel expenses and marketing	-9	-3	-3
IT and information system (fees incl.)	-163	-167	-140
Other fees	-33	-44	-38
Premises	-7	-11	-10
Other	-4	-6	-7
Total other administrative expenses	-216	-231	-198

Schedule of remuneration to auditors

Skr mn	2022	2021	2020
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-9	-8	-9
Audit related fees[2]	—	—	—
Tax related fees[3]	—	—	—
Other fees[4]	-2	-3	-3
Total	-11	-11	-12
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.